SHAREHOLDERS’ EQUITY	12 Months Ended
Dec. 31, 2025
Equity [Abstract]
SHAREHOLDERS’ EQUITY	SHAREHOLDERS’ EQUITY
Ordinary Shares
The Company is authorized to issue an unlimited number of no par value Class A ordinary shares.
As of December 31, 2025 and 2024, the Company had 10,963,783 and 7,985,717 no par value ordinary shares issued, and outstanding, respectively. During the year ended December 31, 2025, the Company had convertible debt convert into equity, see Note 7 - Debt.

Class B Ordinary Shares Held by the WeShop Community Trust

During the year ended December 31, 2025, the Company issued 12,500,000 Class B ordinary shares to the WeShop Community Trust. These shares are held by the Trust to facilitate settlement of Contingent Shares issued under the Company’s ShareBack program (see Note 9 – Share-Based Compensation).

The Class B ordinary shares held by the WeShop Community Trust are issued and outstanding but are held solely for the purpose of facilitating future settlement of ShareBack awards. These shares are not considered outstanding for purposes of earnings per share until such time as they are delivered to users upon redemption of Contingent Shares.

Share Consolidation

On October 22, 2025, the Company effected a 4-for-1 share consolidation. All share and per-share amounts presented in the consolidated financial statements have been adjusted retrospectively to reflect the impact of the share consolidation.

Nasdaq Direct Listing

On November 14, 2025, the Company’s Class A ordinary shares commenced trading on the Nasdaq Capital Market under the ticker symbol “WSHP”. The listing occurred through a direct listing and did not involve the issuance of new shares by the Company.